united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	COMMON STOCKS - 59.9%
	ADVERTISING - 0.3%
993	Omnicom Group, Inc.	$ 69,004

	AEROSPACE & DEFENSE - 1.6%
733	General Dynamics Corp.	103,859
711	Lockheed Martin Corp.	132,175
857	United Technologies Corp.	95,067
		331,101
	AIRLINES - 1.2%
2,009	Alaska Air Group, Inc.	129,440
3,881	Southwest Airlines Co.	128,422
		257,862
	AUTO MANUFACTURES - 0.4%
2,868	General Motors Co.	95,590

	AUTO PARTS & EQUIPMENT - 0.4%
694	Lear Corp.	77,908

	BANKS - 3.6%
5,370	BB&T Corp.	216,465
1,896	Northern Trust Corp.	144,968
2,365	Prosperity Bancshares, Inc.	136,555
2,107	Texas Capital Bancshares, Inc. *	131,140
3,072	U.S. Bancorp	133,325
		762,453
	BEVERAGES - 0.9%
1,939	Coca-Cola Enterprises, Inc.	84,230
1,008	Constellation Brands, Inc.	116,948
		201,178
	CHEMICALS - 1.5%
2,345	CF Industries Holdings, Inc.	150,737
1,539	Sensient Technologies Corp.	105,175
878	Valspar Corp.	71,838
		327,750
	COMMERCIAL SERVICES - 1.7%
1,046	Automatic Data Processing, Inc.	83,921
1,872	Deluxe Corp.	116,064
1,776	Mastercard, Inc.	166,020
		366,005
	COMPUTERS - 2.0%
2,672	Apple, Inc.	335,136
1,903	Synopsys, Inc. *	96,387
		431,523
	DISTRIBUTION & WHOLESALE - 0.4%
948	Genuine Parts Co.	84,874

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
450	Alliance Data Systems Corp. *	131,373

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Shares		Value
	ELECTRIC - 1.3%
3,733	American Electric Power Co, Inc.	$ 197,737
1,321	Pinnacle West Capital Corp.	75,152
		272,889
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,281	Belden, Inc.	104,056

	ELECTRONICS - 0.7%
1,120	Thermo Fisher Scientific, Inc.	145,331

	ENGINEERING & CONSTRUCTION - 0.8%
2,272	AECOM *	75,158
1,461	Dycom Industries, Inc. *	85,980
		161,138
	ENTERTAINMENT - 0.5%
941	Vail Resorts, Inc.	102,757

	FOOD - 2.7%
1,922	Cal-Maine Foods, Inc.	100,328
5,616	ConAgra Foods, Inc.	245,532
2,639	Kraft Foods Group, Inc.	224,684
		570,544
	HEALTHCARE - PRODUCTS - 1.8%
1,452	Danaher Corp	124,277
2,425	Hologic, Inc. *	92,295
1,221	ResMed, Inc.	68,828
649	Teleflex, Inc.	87,907
		373,307
	HEALTHCARE - SERVICES - 1.5%
1,384	Aetna, Inc.	176,405
1,230	UnitedHealth Group, Inc.	150,060
		326,465
	HOUSEHOLD PRODUCTS & WARES - 0.3%
574	Spectrum Brands Holdings, Inc.	58,542

	HOUSEWARES - 0.4%
1,993	Newell Rubbermaid, Inc.	81,932

	INSURANCE - 3.6%
2,200	ACE Ltd.	223,696
1,333	Aflac, Inc.	82,913
1,774	American Financial Group, Inc.	115,381
1,446	Assurant, Inc.	96,882
2,042	Cincinnati Financial Corp.	102,467
2,538	MetLife, Inc.	142,103
		763,442
	INTERNET - 1.1%
134	Google, Inc. - Class A *	72,365
134	Google, Inc. - Class C *	69,748
1,206	J2 Global, Inc.	81,936
		224,049

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Shares		Value
	INVESTMENT COMPANIES - 0.3%
9,166	Prospect Capital Corp.	$ 67,553

	LEISURE TIME - 1.8%
5,057	Carnival Corp.	249,765
2,430	Jarden Corp. *	125,753
		375,518
	MACHINERY - DIVERSIFIED - 0.7%
1,489	Deere & Co.	144,507

	MEDIA - 0.3%
839	Gannett Co, Inc.*	11,738
1,678	TEGNA, Inc.	53,813
		65,551
	MINING - 0.1%
700	Freeport-McMoRan Copper & Gold, Inc.	13,034

	MISCELLANEOUS MANUFACTURING - 1.3%
1,604	AZZ, Inc.	83,087
3,290	General Electric Co.	87,415
3,144	Hillenbrand, Inc.	96,521
		267,023
	OFFICE/BUSINESS EQUIP - 0.3%
2,246	Cannon, Inc.	72,793

	OIL & GAS - 4.4%
874	BP PLC	34,925
347	Anadarko Petroleum Corp.	27,087
458	Apache Corp.	26,394
1,173	Chevron Corp.	113,159
296	Cimarex Energy Co.	32,652
1,726	ConocoPhillips	105,994
4,518	Denbury Resources, Inc.	28,734
582	Devon Energy Corp.	34,623
431	Diamond Offshore Drilling, Inc.	11,124
873	EOG Resources, Inc.	76,431
1,616	Exxon Mobil Corp.	134,451
1,189	Imperial Oil Ltd.	45,919
814	Marathon Oil Corp.	21,604
386	Marathon Petroleum Corp.	20,192
450	Occidental Petroleum Corp.	34,997
2,016	Royal Dutch Shell PLC - ADR	114,932
974	RSP Permian, Inc. *	27,379
1,350	Whiting Petroleum Corp. *	45,360
		935,957
	OIL & GAS SERVICES - 0.9%
170	Core Laboratories N.V.	19,387
2,191	Halliburton Co.	94,366
633	National Oilwell Varco, Inc.	30,561
292	Oil States International, Inc. *	10,871
287	Schlumberger Ltd.	24,737
933	Superior Energy Services, Inc.	19,630
		199,552

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Shares		Value
	PACKAGING & CONTAINERS - 0.1%
522	Packaging Corp. of America	$ 32,620

	PHARMACEUTICALS - 4.5%
2,016	Abbott Laboratories	98,945
1,951	AbbVie, Inc.	131,088
1,810	Amerisource Bergen Corp.	192,476
943	Johnson & Johnson	91,905
3,769	Merck & Co, Inc.	214,569
3,395	Pfizer, Inc.	113,834
2,576	Prestige Brands Holdings, Inc. *	119,114
		961,931
	PIPELINES - 2.0%
850	Enterprise Products Partners LP	25,407
1,582	Magellan Midstream Partners LP	116,087
2,274	Plains All American Pipeline LP	99,078
3,038	Spectra Energy Corp.	140,052
1,134	Spectra Energy Partners LP	36,968
		417,592
	PRIVATE EQUITY - 0.3%
3,163	KKR & Co. LP	72,275

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
1,441	Extra Space Storage, Inc.	93,982
1,386	Lamar Advertising Co.	79,667
4,877	LaSalle Hotel Properties	172,938
579	Public Storage	106,750
1,333	Weyerhaeuser Co.	41,990
		495,327
	RETAIL - 4.3%
1,704	CVS Caremark Corp.	178,716
5,014	Foot Locker, Inc.	335,988
2,696	Gap, Inc.	102,907
802	Outerwall, Inc.	61,040
1,843	TJX Cos., Inc.	121,951
1,166	Tractor Supply Co.	104,870
		905,472
	SEMICONDUCTORS - 1.3%
3,740	Intel Corp.	113,752
2,502	QUALCOMM, Inc.	156,700
		270,452
	SOFTWARE - 2.6%
2,236	Fiserv, Inc. *	185,208
4,487	Microsoft Corp.	198,101
1,147	MSCI, Inc.	70,598
792	Open Text Corp.	32,100
936	SYNNEX Corp.	68,506
		554,513

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Shares		Value
	TELECOMMUNICATIONS - 2.3%
4,999	AT&T, Inc.	$ 177,564
7,689	Cisco Systems, Inc.	211,140
1,355	NeuStar, Inc. - Class A *	39,580
1,142	Verizon Communications, Inc.	53,229
		481,513
	TRUCKING & LEASING - 0.3%
2,006	TAL International Group, Inc.	63,390

	TOTAL COMMON STOCKS (Cost $9,767,905)	12,717,646

	EXCHANGE TRADED FUNDS - 1.9%
	ASSET ALLOCATION FUND - 0.7%
3,074	SPDR Barclays Convertible Securities ETF	146,230

	COMMODITY FUND - 0.1%
272	SPDR Gold Shares *	30,565

	DEBT FUND - 0.9%
2,570	SPDR Barclays High Yield Bond ETF	98,765
1,170	Vanguard Intermediate-Term Corporate Bond ETF	99,801
		198,566
	EQUITY FUND - 0.2%
478	iShares Global Timber & Forestry ETF	25,109
937	Market Vectors Gold Miners ETF	16,641
		41,750

	TOTAL EXCHANGE TRADED FUNDS (Cost $434,524)	417,111

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
2,696	Sprott Physical Silver Trust - Trust Unit * (Cost $19,993)	16,634

Principal ($)
	NON-CONVERTIBLE BONDS - 7.5%
	AEROSPACE & DEFENSE - 0.8%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	181,640

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	15,748

	BANKS - 1.0%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	56,681
150,000	Wells Fargo & Co., 5.125% due 9/15/16	157,262
		213,943
	BEVERAGES - 0.2%
34,000	PepsiCo., Inc., 5.000% due 6/1/18	37,305

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
248,000	Icahn Enterprises LP, 3.500% due 3/15/17	250,170

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	81,173

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Principal ($)		Value
	MEDIA - 1.1%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	$ 224,350

	OFFICE & BUSINESS EQUIPMENT - 0.9%
182,000	Xerox Corp., 7.200% due 4/1/16	190,334

	PHARMACEUTICALS - 0.5%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	37,880
74,000	Pfizer, Inc., 4.650% due 3/1/18	80,725
		118,605
	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	37,870

	TRUCKING & LEASING - 1.1%
236,000	Penske Truck Leasing Co., LP., 2.500% due 3/15/16, 144A	237,691

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,572,613)	1,588,829

	CONVERTIBLE BONDS - 25.7%
	AIRLINES - 0.6%
55,000	AirTran Holdings, Inc., 5.250% due 11/1/16	133,169

	AUTO MANUFACTURERS - 1.5%
98,000	Navistar International Corp., 4.500% due 10/15/18	84,035
242,000	Tesla Moters, Inc., 1.250% due 3/1/21	237,916
		321,951
	AUTO PARTS & EQUIPMENT - 0.8%
174,000	Meritor, Inc., 4.625% due 3/1/26	176,393

	COAL - 0.1%
63,000	Peabody Energy Corp., 4.750% due 12/15/41	10,946

	COMMERCIAL SERVICES - 0.5%
125,000	ServiceSource International, Inc., 1.500% due 8/1/18	107,109

	DISTRIBUTION/WHOLESALE - 0.4%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	85,039

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	261,606
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	150,583
203,000	Walter Investment Management Corp., 4.500% due 11/1/19	167,221
		579,410
	ELECTRIC - 0.6%
175,000	EnerNOC, Inc., 2.250% due 8/15/19, 144A	126,766

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
200,000	General Cable Corp, 4.500% due 11/15/29	166,750

	FOOD - 1.3%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	280,000

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Principal ($)			Value
		HEALTHCARE-PRODUCTS - 0.8%
140,000		NuVasive, Inc., 2.750% due 7/1/17	$ 178,500

		HEALTHCARE - SERVICES - 1.2%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/18	155,667
100,000		Healthways, Inc., 1.500% due 7/1/18	93,687
			249,354
		INTERNET - 2.0%
243,000		Qihoo 360 Technology Co Ltd., 0.500% due 8/15/20, 144A	229,483
200,000		Web.com Group, Inc., 1.000% due 8/15/18	199,000
			428,483
		INVESTMENT COMPANIES - 2.4%
240,000		Apollo Investment Corp., 5.750% due 1/15/16	245,400
250,000		Prospect Capital Corp., 5.875% due 1/15/19	250,938
			496,338
		MEDIA - 1.6%
667,000		Liberty Interactive LLC, 3.500% due 1/15/31	347,674

		OIL & GAS - 1.8%
89,000		Chesapeake Energy Corp., 2.500% due 5/15/37	84,773
195,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18	47,775
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	50,750
204,000		Stone Energy Corp., 1.750% due 3/1/17	187,297
			370,595
		REAL ESTATE INVESTMENT TRUST (REIT) - 0.9%
200,000		Campus Crest Communities, Inc., 4.750% due 10/15/28, 144A	192,250

		SEMICONDUCTORS - 0.9%
150,000		Rambus, Inc., 1.125% due 8/15/18	199,781

		SOFTWARE - 3.6%
379,000		Cornerstone OnDemand, Inc., 1.500% due 7/1/18	384,448
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	376,244
			760,692
		TELECOMMUNICATIONS - 1.2%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A	250,413

		TOTAL CONVERTIBLE BONDS (Cost $5,418,051)	5,461,613

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
49,689	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	52,522
47,044	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,355
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $102,563)	102,877

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Contracts		Value
	PURCHASED PUT OPTIONS - 0.2%
10	S&P 500 Index Expiration July 2015, Exercise Price $1,990	$ 14,850
10	S&P 500 Index Expiration July 2015, Exercise Price $1,995	600
12	S&P 500 Index Expiration July 2015, Exercise Price $2,010	13,140
12	S&P 500 Index Expiration July 2015, Exercise Price $2,015	18,900
	TOTAL PURCHASED PUT OPTIONS (Cost $29,994)	47,490
Shares
	SHORT-TERM INVESTMENT- 3.9%
	MONEY MARKET FUND - 3.9%
826,909	Dreyfus Cash Management, Institutional Shares, 0.4% ** (Cost $826,909)	826,909

	TOTAL INVESTMENTS - 99.7% (Cost $18,172,552) (a)	$ 21,179,109
	OTHER ASSETS LESS LIABILITIES - 0.3%	61,529
	NET ASSETS - 100.0%	$ 21,240,638

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,172,065 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,706,004
	Unrealized Depreciation:	(698,960)
	Net Unrealized Appreciation:	$ 3,007,044

* Non-Income producing security.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2015, such securities amounted to $1,036,602 or 4.9% of net assets.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
ADR - American Depositary Receipt.
N.V. - Naamloze Vennootschap
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.
When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,717,646	$ -	$ -	$ 12,717,646
Exchange Traded Funds	417,111	-	-	417,111
Mutual Fund	16,634	-	-	16,634
Non-Convertible Bonds	-	1,588,829	-	1,588,829
Convertible Bonds	-	5,461,613	-	5,461,613
U.S. Government Treasury Obligations	-	102,877	-	102,877
Purchased Put Options	47,490	-	-	47,490
Short-Term Investment	826,909	-	-	826,909
Total	$ 14,025,790	$ 7,153,319	$ -	$ 21,179,109

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Principal ($)		Value
	CONVERTIBLE BONDS - 74.8%
	AIRLINES - 1.9%
195,000	AirTran Holdings, Inc., 5.250%, due 11/1/16	$ 472,144

	AUTO MANUFACTURERS - 4.5%
750,000	Navistar International Corp., 4.500% due 10/15/18	643,125
500,000	Tesla Motors, Inc., 1.250% due 3/1/21	491,562
		1,134,687
	COAL - 0.1%
187,000	Peabody Energy Corp., 4.750% due 12/15/41	32,491

	COMMERCIAL SERVICES - 4.0%
825,000	Ascent Capital Group, Inc., 4.000% due 7/15/20	680,625
375,000	ServiceSource International, Inc., 1.500% due 8/1/18	321,328
		1,001,953
	DISTRIBUTION/WHOLESALE - 1.3%
400,000	Titan Machinery, Inc., 3.750% due 5/1/19	330,250

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,709
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	16,390
380,000	Walter Investment Management Corp., 4.500%, due 11/1/19	313,025
		344,124
	ELECTRIC - 1.5%
525,000	EnerNOC, Inc., 2.250% due 8/15/19, 144A	380,297

	FOOD - 3.0%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	750,000

	HEALTHCARE - PRODUCTS - 2.7%
525,000	NuVasive, Inc., 2.750% due 7/1/17	669,375

	HEALTHCARE - SERVICES - 1.2%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	18,314
300,000	Healthways, Inc., 1.500% due 7/1/18	281,062
		299,376
	HOME BUILDERS - 4.7%
350,000	AV Homes, Inc., 7.500% due 2/15/16	350,219
850,000	Ryland Group, Inc., 0.250% due 6/1/19	824,500
		1,174,719
	INTERNET - 11.8%
700,000	Qihoo 360 Technology Co Ltd., 0.500% due 8/15/20, 144A	661,062
1,014,000	Web.com Group, Inc., 1.000% due 8/15/18	1,008,930
750,000	WebMD Health Corp., 2.500% due 1/31/18	767,344
600,000	Yandex NV., 1.125%, due 12/15/18	520,500
		2,957,836

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Principal ($)		Value
	INVESTMENT COMPANIES - 6.6%
897,000	Prospect Capital Corp., 5.375% due 10/15/17	$ 908,212
750,000	Prospect Capital Corp., 5.875% due 1/15/19	752,813
		1,661,025
	MEDIA - 2.8%
1,350,000	Liberty Interactive LLC, 3.500% due 1/15/31	703,688

	OIL & GAS - 3.4%
500,000	Cheniere Energy, Inc., 4.250% due 3/15/45	376,875
377,000	Chesapeake Energy Corp., 2.500% due 5/15/37	359,092
430,000	Energy XXI Ltd., 3.000% due 12/15/18	105,350
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	3,500
14,000	Stone Energy Corp., 1.750% due 3/1/17	12,854
		857,671
	OIL & GAS SERVICES - 2.2%
604,000	SEACOR Holdings, Inc., 3.000% due 11/15/28	540,580

	REAL ESTATE - 0.1%
25,000	Forestar Group, Inc., 3.750% due 3/1/20	22,156

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 12.3%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	701,719
850,000	Campus Crest Communities Operating Partnership LP, 4.750% due 10/15/18, 144A	817,063
868,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	850,640
850,000	RAIT Financial Trust, 4.000%, due 10/1/33	733,656
		3,103,078
	SEMICONDUCTORS - 2.4%
450,000	Rambus, Inc., 1.125%, due 8/15/18, 144A	599,344

	SOFTWARE - 6.9%
920,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/18	933,225
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	813,500
		1,746,725

	TOTAL CONVERTIBLE BONDS (Cost $19,790,215)	18,781,519
Shares
	EXCHANGE TRADED FUNDS - 7.2%
	ASSET ALLOCATION FUND - 3.7%
19,328	SPDR Barclays Convertible Securities ETF	919,433

	DEBT FUNDS - 3.5%
11,220	SPDR Barclays High Yield Bond ETF	431,185
10,275	SPDR Barclays Short Term High Yield Bond ETF	297,050
1,850	Vanguard Intermediate-Term Corporate Bond ETF	157,805
		886,040

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,825,771)	1,805,473

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Principal ($)		Value
	NON - CONVERTIBLE BONDS - 3.4%
	AUTO PARTS & EQUIPMENT - 0.1%
12,000	Meritor, Inc., 4.625%, due 3/1/26	$ 12,165

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
600,000	General Cable Corp. 4.500% due 11/15/29	500,250

	HEALTHCARE - SERVICES - 1.0%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	264,062

	MEDIA - 0.3%
75,000	DISH DBS Corp., 6.750% due 6/1/21	78,375

	TOTAL NON-CONVERTIBLE BONDS (Cost $360,830)	854,852
Shares
	PREFERRED STOCKS - 7.7%
	BANKS - 7.7%
850	Bank of America Corp., 7.250%	945,200
850	Wells Fargo & Co. 7.500%	998,750
	TOTAL PREFERRED STOCKS (Cost $1,984,791)	1,943,950

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
666,743	Dreyfus Cash Management, Institutional Shares, 0.04% * (Cost $666,743)	666,743

	TOTAL INVESTMENTS - 95.7% (Cost $24,628,350) (a)	$ 24,052,537
	OTHER ASSETS LESS LIABILITES - 4.3%	1,067,217
	NET ASSETS - 100.0%	$ 25,119,754
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,763,464 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 690,772
	Unrealized Depreciation:	(1,401,699)
	Net Unrealized Depreciation:	$ (710,927)

* Money market fund; interest rate reflects seven-day yield on June 30, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2015, such securities amounted to $2,709,062 or 10.8% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ -	$ 18,781,519	$ -	$ 18,781,519
Exchange Traded Funds	1,805,473	-	-	1,805,473
Non-Convertible Bonds	-	854,852	-	854,852
Preferred Stocks	-	1,943,950	-	1,943,950
Short-Term Investment	666,743	-	-	666,743
Total	$ 2,472,216	$ 21,580,321	$ -	$ 24,052,537

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	COMMON STOCKS - 93.9%
	AEROSPACE/DEFENSE - 2.0%
2,872	General Dynamics Corp.	$ 406,934

	AIRLINES - 2.5%
15,166	Southwest Airlines Co.	501,843

	AUTO MANUFACTURERS - 1.9%
11,208	General Motors Co.	373,563

	BANKS - 8.0%
12,873	BB&T Corp.	518,911
7,410	Northern Trust Corp.	566,569
12,003	U.S. Bancorp	520,930
		1,606,410
	BEVERAGES - 2.3%
3,938	Constellation Brands, Inc.	456,887

	CHEMICALS - 1.9%
5,940	CF Industries Holdings, Inc.	381,823

	COMMERCIAL SERVICES - 3.3%
6,942	Mastercard, Inc.	648,938

	COMPUTERS - 3.4%
5,341	Apple, Inc.	669,895

	ELECTRIC - 2.5%
9,346	American Electric Power, Inc.	495,058

	ELECTRONICS - 2.8%
4,378	Thermo Fisher Scientific, Inc.	568,089

	FOOD - 5.0%
10,628	ConAgra Foods, Inc.	464,656
6,268	Kraft Foods Group, Inc.	533,657
		998,313
	HEALTHCARE - PRODUCTS - 2.4%
5,659	Danaher Corp.	484,354

	HEALTHCARE-SERVICES - 6.4%
5,407	Aetna, Inc.	689,176
4,808	UnitedHealth Group, Inc.	586,576
		1,275,752
	INSURANCE - 5.2%
4,677	ACE Ltd.	475,557
9,917	MetLife, Inc.	555,253
		1,030,810
	INTERNET - 2.8%
523	Google, Inc. - Class A *	282,441
524	Google, Inc. - Class C *	272,747
		555,188
PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015
Shares		Value
	LEISURE TIME - 2.6%
10,394	Carnival Corp.	$ 513,360

	MACHINERY - DIVERSIFIED - 2.3%
4,705	Deere & Co.	456,620

	OIL & GAS - 5.2%
2,759	Chevron Corp.	266,161
1,983	EOG Resources, Inc.	173,612
4,031	Exxon Mobil Corp.	335,379
4,575	Royal Dutch Shell PLC	260,821
		1,035,973
	OIL & GAS SERVICES - 1.3%
6,015	Halliburton Co.	259,066

	PHARMACEUTICALS - 5.9%
7,072	Amerisource Bergen Corp.	752,036
7,559	Merck & Co., Inc.	430,334
		1,182,370
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
2,263	Public Storage	417,229

	RETAIL - 11.4%
6,660	CVS Caremark Corp.	698,501
10,422	Foot Locker, Inc.	698,378
10,534	Gap, Inc.	402,083
7,203	TJX Cos., Inc.	476,622
		2,275,584
	SEMICONDUCTORS - 1.9%
6,109	QUALCOMM, Inc.	382,607

	SOFTWARE - 5.1%
8,737	Fiserv, Inc. *	723,686
6,858	Microsoft Corp.	302,781
		1,026,467
	TELECOMMUNICATIONS - 3.7%
10,085	AT&T, Inc.	358,219
13,799	Cisco Systems, Inc.	378,920
		737,139

	TOTAL COMMON STOCKS (Cost $14,908,986)	18,740,272

	SHORT-TERM INVESTMENT - 7.3%
	MONEY MARKET FUND - 7.3%
1,450,293	Dreyfus Cash Management, 0.04%** (Cost $1,450,293)	1,450,293

	TOTAL INVESTMENTS - 101.2% (Cost $16,359,279) (a)	$ 20,190,565
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(234,613)
	NET ASSETS - 100.0%	$ 19,955,952

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,377,491 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,097,543
	Unrealized Depreciation:	(284,469)
	Net Unrealized Appreciation:	$ 3,813,074
Non-income producing security
Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,740,272	$ -	$ -	$ 18,740,272
Short-Term Investment	1,450,293	-	-	1,450,293
Total	$ 20,190,565	$ -	$ -	$ 20,190,565

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

ASCENDANT TACTICAL YIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value
	EXCHANGE TRADED FUND - 1.5%
	DEBT FUND - 1.5%
15,066	ProShares Short High Yield * (Cost $409,343)	$ 411,874

	MUTUAL FUNDS - 61.8%
	ASSET ALLOCATION FUNDS - 6.1%
11,335	Rydex High Yield Strategy Fund *	268,413
134,682	Sandalwood Opportunity Fund	1,356,247
		1,624,660
	DEBT FUNDS - 48.8%
473,780	Direxion Dynamic High Yield Bond Fund	6,449,192
335,224	Rydex Inverse High Yield Strategy Fund *	6,466,478
		12,915,670
	EQUITY FUNDS - 6.9%
142,324	Ascendant Deep Value Convertibles Fund +	1,810,362

	TOTAL MUTUAL FUNDS (Cost $16,517,245)	16,350,692

	SHORT-TERM INVESTMENT - 36.7%
9,707,477	Dreyfus Cash Management, 0.04% ** (Cost $9,707,477)	9,707,477

	TOTAL INVESTMENTS - 100.0% (Cost $26,634,065) (a)	$ 26,470,043
	OTHER ASSETS LESS LIABILITIES - 0.0%	1,421
	NET ASSETS - 100.0%	$ 26,471,464

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,634,065 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,532
	Unrealized Depreciation:	(166,554)
	Net Unrealized Depreciation:	$ (164,022)

* Non-Income producing security
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.
+ Affiliated Fund

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 411,874	$ -	$ -	$ 411,874
Mutual Funds	16,350,692	-	-	16,350,692
Short-Term Investment	9,707,477	-	-	9,707,477
Total	$ 26,470,043	$ -	$ -	$ 26,470,043

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 08/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 8/28/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 8/28/2015